EQUITY (Details) - USD ($)	12 Months Ended
	Oct. 31, 2020	Oct. 31, 2019	Oct. 31, 2018
Organization And Nature of Operations [Line Items]
Capital contribution from shareholders	$ 5,000		$ 6,231,689
TRX ZJ
Organization And Nature of Operations [Line Items]
Capital contribution from shareholders	$ 5,000	$ 6,231,689